TIAA-CREF MUTUAL FUNDS

SUPPLEMENT NO. 5
dated March 12, 2007
to the May 1, 2006 Statement of Additional Information (SAI)

New Officers

Effective February 21, 2007, the Board of Trustees of TIAA-CREF Mutual Funds (the “Fund”) appointed Scott C. Evans as President and Principal Executive Officer of the Fund. He replaces Herbert M. Allison, Jr., who had held the position of President and Chief Executive Officer of the Fund. Consequently, Mr. Evans will no longer serve as Executive Vice President and Chief Investment Officer/Head of Asset Management of the Fund.

Effective February 21, 2007, the Fund’s Board of Trustees appointed Phillip G. Goff as Principal Financial Officer, Principal Accounting Officer and Treasurer of the Fund. Related to this appointment, Georganne C. Proctor resigned as Executive Vice President and Chief Financial Officer of the Fund and Gary Chinery resigned as Treasurer of the Fund. Mr. Chinery will continue to serve as a Vice President of the Fund.

Consequently, all references to Mr. Allison and Ms. Proctor and all references to Mr. Chinery as Treasurer of the Fund should be removed from the list of officers in the Fund’s SAI and the following information concerning Messrs. Evans and Goff should be added to this list.

	Position(s)	Term of Office
	Held	and Length of
Name, Address and Age	with Fund	Time Served	Principal Occupation(s) During Past 5 Years
Scott C. Evans	President and	One-year term.	Principal Executive Officer and President of TIAA-CREF Mutual Funds, TIAA-CREF
TIAA-CREF	Principal Executive	President and Principal	Institutional Mutual Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF
730 Third Avenue	Officer	Executive Officer since	Mutual Funds”) (since 2007). Executive Vice President (since 1999) and Head of
New York, NY 10017-3206		February 2007.	Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1.
DOB: 5/11/59			Director of TPIS (since 2006) and Advisors (since 2004). President and Chief
Executive Officer of Investment Management and Advisors, and Manager of
Investment Management (since 2004). Formerly, Executive Vice President and
Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007);
Manager of TIAA Realty Capital Management, LLC (2004-2006); and Chief
Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex
(2003-2005).

Phillip G. Goff	Principal Financial	One-year term.	Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-
TIAA-CREF	Officer, Principal	Principal Financial	CREF Mutual Funds (since 2007). Formerly, Chief Financial Officer, Van Kampen
730 Third Avenue	Accounting Officer	Officer, Principal	Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise
New York, NY 10017-3206	and Treasurer	Accounting Officer	Capital Management and the Enterprise Group of Funds (1995-2005).
DOB: 11/22/63		and Treasurer since
February 2007.

A11405 3/07